Leases (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short term lease liabilities
Operating lease		$ (125,191)
Finance lease		(159,215)
Short term lease liabilities		(284,406)
Long term lease liabilities
Operating lease		(1,442,743)
Finance lease	$ (134,639)	(218,825)	$ 0
Long term lease liabilities		(1,661,568)
Total Lease liabilities		$ (1,945,974)